Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	10,995	7,549	1,079
Amount due from subsidiaries	244,981	241,409	34,521
Other current assets	—	800	114
Total current assets	255,976	249,758	35,714

Non-current assets
Intangible assets	12,504	10,947	1,565
Investment in subsidiaries	(126,637)	(167,698)	(23,979)
Total non-current assets	(114,133)	(156,751)	(22,414)
Total assets	141,843	93,007	13,300

LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accounts payable	1,642	—	—
Amount due to subsidiaries	8,231	9,142	1,307
Total liabilities	9,873	9,142	1,307

Shareholders’ equity:
Ordinary shares ((US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,152,740,747 and 1,423,285,396 issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)	119	126	18
Additional paid-in capital	267,626	312,339	44,664
Statutory reserve	7,411	7,596	1,086
Accumulated deficit	(143,585)	(238,117)	(34,050)
Accumulated other comprehensive income (loss)	399	1,921	275
Total shareholders’ equity	131,970	83,865	11,993
Total liabilities and shareholders’ equity	141,843	93,007	13,300

Schedule of Condensed Statement of Comprehensive Income

Condensed statement of comprehensive income

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	—	(279)	(489)	(70)
Gross loss	—	(279)	(489)	(70)
Sales and marketing expenses	—	—	(1,199)	(171)
General and administrative expenses	(32)	(43)	(42,836)	(6,125)
Research and development expenses	—	—	(1,709)	(244)
Total operating expenses	(32)	(43)	(45,744)	(6,540)
Operating loss	(32)	(322)	(46,233)	(6,610)
Interest income	4	1	—	—
Investment income	10	—	—	—
Exchange gain (loss)	3,337	3,173	(787)	(113)
Share of profits from subsidiaries and consolidated VIEs	67,178	17,419	(47,327)	(6,767)
Income (loss) before income taxes	70,497	20,271	(94,347)	(13,490)
Income tax expense	—	—	—	—
Net income (loss)	70,497	20,271	(94,347)	(13,490)

Comprehensive income (loss)
Net income (loss)	70,497	20,271	(94,347)	(13,490)
Other comprehensive income
Foreign currency translation adjustment	—	—	1,522	218
Total comprehensive income (loss)	70,497	20,271	(92,825)	(13,272)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash used in operating activities	(1,613)	(22)	(1,350)	(193)
Net cash used in investing activities	—	(11,141)	(903)	(129)
Net cash (used in) provided by financing activities	(713)	22,100	3,041	435
Effect of exchange rate changes on cash and cash equivalents	—	—	(4,234)	(606)
Net (decrease) increase in cash and cash equivalents	(2,326)	10,937	(3,446)	(493)
Cash and cash equivalents at beginning of year	2,384	58	10,995	1,572
Cash and cash equivalents at end of year	58	10,995	7,549	1,079